RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 679,699	R$ 103,939
PIS and COFINS - on acquisition of property, plant and equipment	61,376	55,518
PIS and COFINS - operations	589,142	12,426
PIS/COFINS - exclusion ICMS	128,115
ICMS - on acquisition of property, plant and equipment	115,560	78,154
ICMS - operations	1,519,017	215,361
Reintegra Program	118,944	48,879
Other taxes and contributions	18,799	24,845
Provision for loss of ICMS credits	(1,304,329)	(10,792)
Provision for loss of PIS/COFINS credits	(21,132)	0
Fair value adjustment on business combination with Fibria	(199,076)
Recoverable taxes	1,706,115	528,330
Current assets	997,201	296,832
Non-current assets	R$ 708,914	R$ 231,498